Cash and cash equivalents	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	September 30,	December 31,
	2025	2024
	$’000	$’000
Cash at bank and in hand	32,806	28,577
Cash equivalents	216,848	72,214
	249,654	100,791

During the nine months ended September 30, 2025, proceeds of $19.6 million were received from the sale of other financial assets which were used to fund the operating activities of the Group, and proceeds of $19.7 million were received from the redemption of marketable securities, which includes accrued interest. On redemption of the marketable securities, the funds are invested in cash equivalents.